Commitments and Contingencies - Contractual Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future, minimum, non-cancellable charter revenue(1)
Lease Commitments
2015	$ 65,327
2016	8,565
2017	0
2018	0
2019	0
2020 and thereafter	0
Total	73,892
Office rent
Lease Commitments
2015	(108)
2016	(108)
2017	(108)
2018	(105)
2019	(97)
2020 and thereafter	(422)
Total	(948)
Bareboat capital leases - upfront hire & handling fees
Lease Commitments
2015	(36,986)
2016	(1,980)
2017	0
2018	0
2019	0
2020 and thereafter	0
Total	(38,966)
Bareboat commitments charter hire(2)
Lease Commitments
2015	(9,563)
2016	(32,953)
2017	(40,004)
2018	(40,004)
2019	(43,231)
2020 and thereafter	(370,036)
Total	(535,791)
Total
Lease Commitments
2015	18,670
2016	(26,476)
2017	(40,112)
2018	(40,109)
2019	(43,328)
2020 and thereafter	(370,458)
Total	$ (501,813)